Income taxes - Summary of Income Tax Benefit From Continuing Operations As Reflected in the Financial Statement (Detail)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
U.K. tax benefit at statutory rate	(19.00%)	(19.00%)	(19.00%)
State taxes, net of federal benefit	(12.40%)	(6.60%)	(1.20%)
Permanent differences	(0.10%)	1.60%	8.00%
Research and development	(0.10%)	0.00%	0.00%
Change in valuation allowance	34.50%	25.00%	11.40%
Other	(2.90%)	(1.00%)	0.80%
Effective tax rate	0.00%	0.00%	0.00%